Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	At December 31, 2023 and 2022, other current liabilities consisted of the following:
	As of December 31,
	2023	2022
Accrued expenses	$674,949	$474,033
Advance from customers	3,434,075	188,069
Other payables	2,001,714	1,066,690
	$6,110,738	$1,728,792